MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2022
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

17.  MAINLAND CHINA CONTRIBUTION PLAN

Full time PRC employees of the Company are eligible to participate in a government-mandated multi- employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Company to accrue for these benefits based on a percentage of each employee’s income. Total provisions for employee benefits were $93,096 and $27,126 for the year ended December 31, 2021 and 2022, respectively, reported as a component of operating expenses of continuing operations when incurred.